SEGEMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF SIGNIFICANT EXPENSE CATEGORIES REGULARLY REVIEWED BY THE CODM

The table below summarizes the significant expense categories regularly reviewed by the CODM for the six-months ended June 30, 2025 and 2024.

	Six Months Ended June 30
	2025	2024

Significant segment expenses:
Payroll and payroll related (*)	132	37
Subcontractors and consultants (*)	228	261
Professional services (*)	130	120
Other	265	151
Other segment items:
Share-based compensation	150	5
Loss (income) from change in fair value of convertible securities	326	379
Interest expense	-	18
Other expense, net	51	5
Deferred issuance costs	(88)	(91)
Net loss (income) from discontinued operations	58	(14)
Net loss	$1,252	$871

(*)	Excluding share-based compensation expenses and including costs capitalized as deferred issuance costs.